Paul J. Delligatti 202.346.4309 pdelligatti@goodwinlaw.com	Goodwin Procter LLP 1900 N Street, N.W. Washington, D.C. 20036 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

December 6, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Opportunities Trust (the “Registrant”)

Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A

File Nos. 033-65137; 811-07455

Ladies and Gentlemen:

In connection with the registration of the Registrant under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 122 and Amendment No. 123 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

The purpose of the filing is to register the following six new series of the Registrant: Virtus Stone Harbor Emerging Markets Corporate Debt Fund; Virtus Stone Harbor Emerging Markets Debt Fund; Virtus Stone Harbor Emerging Markets Debt Allocation Fund; Virtus Stone Harbor High Yield Bond Fund; Virtus Stone Harbor Local Markets Fund; and Virtus Stone Harbor Strategic Income Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at (202) 346-4309.

Sincerely,

/s/ Paul J. Delligatti

Paul J. Delligatti